Average Annual Total Returns{- Fidelity® Maryland Municipal Income Fund} - 08.31 Fidelity Maryland Municipal Income Fund PRO-08 - Fidelity® Maryland Municipal Income Fund	Fidelity Maryland Municipal Income Fund-Default Return Before Taxes Past 1 year	Fidelity Maryland Municipal Income Fund-Default Return Before Taxes Past 5 years	Fidelity Maryland Municipal Income Fund-Default Return Before Taxes Past 10 years	Fidelity Maryland Municipal Income Fund-Default After Taxes on Distributions Past 1 year	Fidelity Maryland Municipal Income Fund-Default After Taxes on Distributions Past 5 years	Fidelity Maryland Municipal Income Fund-Default After Taxes on Distributions Past 10 years	Fidelity Maryland Municipal Income Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Maryland Municipal Income Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Maryland Municipal Income Fund-Default After Taxes on Distributions and Sales Past 10 years	LB015 Past 1 year	LB015 Past 5 years	LB015 Past 10 years	IXYH6 Past 1 year	IXYH6 Past 5 years	IXYH6 Past 10 years
Total	6.96%	3.23%	3.77%	6.96%	3.12%	3.69%	5.09%	3.03%	3.55%	7.54%	3.53%	4.34%	6.97%	3.51%	4.29%